Restrictions to the distribution of earnings	12 Months Ended
Dec. 31, 2023
Restriction To The Distribution Of Earnings [Abstract]
Restrictions to the distribution of earnings
41. Restrictions to the distribution of earnings

a)
In accordance with the regulations of the BCRA, 20% of the income for the year plus/less adjustments of prior years’ results, transfers from other comprehensive income to unappropriated retained earnings and less the accumulated loss at the end of the previous year, if any, must be allocated to the legal reserve. Consequently, the next Shareholders’ Meeting must apply 32,908,380 of Retained Earnings to increase the balance of such reserve.

b)
The mechanism to be followed by financial institutions to assess distributable balances is defined by the BCRA by means of the regulations in force on “Distribution of earnings” provided that certain situations are not verified, namely: to receive financial assistance from such entity due to illiquidity, shortfalls as regards minimum capital requirements or minimum cash requirements, to fall under the scope of the provisions of Sections 34 and 35 bis of the Financial Institutions Law (sections referred to regularization and correction plans and restructuring of the Entity), among other conditions detailed in the referred communication to be complied with. Furthermore, distribution of earnings as approved by the Entity’s Shareholders’ Meeting shall not be effective unless approved by the Superintendency of Financial and Foreign Exchange Institutions of the BCRA.

In addition, no distributions of earnings shall be made with the profits resulting from the first time application of IFRS, which shall be included as a special reserve, and the balance of which as of December 31, 2023 amounted to 73,946,842 in accordance with BCRA GAAP
.
Besides, the Entity shall verify that, once the proposed distribution of earnings is made, a capital conservation margin equivalent to 2.5% of the risk-weighted assets is kept, which is additional to the minimum capital requirement set forth by law, and shall be paid in with level 1 ordinary capital (COn1), net of deductible concepts (CDC0n1).
In accordance with the provisions of Communication “A” 7719 of the BCRA, effective from April 1 to December 31, 2023, financial institutions may distribute earnings for up to 40% of the amount that would have corresponded to them. As from April 1, 2023, those financial institutions that have obtained the authorization of the BCRA must distribute earnings in 6 equal, monthly and consecutive installments.
On March 21, 2024 the BCRA issued Communication “A” 7984, effective until December 31, 2024, which established that financial institutions may distribute earnings for up to 60% of the amount that would have corresponded to them in 6 equal, monthly and consecutive installments once authorization is obtained by the BCRA.

c)
Pursuant to the provisions of General Resolution 622 of the CNV, the Shareholders’ Meeting that considers the annual financial statements shall resolve upon the specific use of accumulated earnings of the Entity.

In compliance with the above, on May 15, 2020, the Ordinary and Extraordinary Shareholders’ Meeting was held approv ed
 the partial reversal of the other reserve for future distribution of earnings in the amount of 2,500,000 (28,049,337 in restated amounts) to the payment of a cash dividend subject to the prior authorization of the BCRA.
On November 20, 2020, the General Extraordinary Shareholders’ Meeting was held approving the partial reversal of the other reserve for future distribution of earnings in the amount of 12,000,000 (114,274,644 in restated amounts) and considering a supplementary dividend for the same amount, in order to increase the amount of the cash dividend approved by the General Ordinary and Extraordinary Shareholders’ Meeting held on May 15, 2020, all subject to the prior authorization of the BCRA.
On April 20, 2021, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:

•
To absorb the amount of 29,431,352 (269,477,346 in restated values) of the other reserve for future distribution of earnings to apply it to the negative balance of Unappropriated Retained Earnings as of December 31, 2020.

•
To approve the partial reversal of the other reserve for future distribution of earnings in order to allocate the amount of 7,000,000 (54,517,622 in restated values) to the payment of a cash dividend subject to the prior authorization of the BCRA.

On November 3, 2021, the General Extraordinary Shareholders’ Meeting was held approving the partial reversal of the other reserve for future distribution of earnings in the amount of 6,500,000 (40,942,629 in restated amounts) and considering a supplementary dividend for the same amount, in order to increase the amount of the cash dividend approved by the General Ordinary and Extraordinary Shareholders’ Meeting held on April 20, 2021, all subject to the prior authorization of the BCRA.
On April 29, 2022, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:

•	To allocate 3,934,134 (23,864,219 in restated values) out of unappropriated retained earnings for fiscal year 2021 to the legal reserve.

•	To allocate 15,736,535 (95,456,876 in restated values) out of unappropriated retained earnings for fiscal year 2021 to the other reserve for future distribution of earnings.

•
Also, in relation to the dividends approved by the Shareholders’ Meetings of May 15, 2020, November 20, 2020, April 20, 2021 and November 3, 2021, authorization was applied for to the BCRA for the distribution of 13,165,209

(in nominal amounts).

On June 7, 2022, the BCRA approved the distribution of 13,165,209
(in nominal amounts) as dividends, which have been made available to shareholders.
On April 28, 2023, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:

•	To a llocate 11,765,158 (36,637,383 in restated amounts) out of Unappropriated retained earnings for fiscal year 2022 to the Legal Reserve.

•	To a llocate 47,060,630 (146,549,534 in restated amounts) to Unappropriated retained earnings for fiscal year 2022 to the Optional Reserve for future distribution of earnings.

•	To a llocate 35,566,224 (77,877,236 in restated amounts) to the payment of dividends by partially reversing the Optional Reserve for future distribution of earnings.

•	To r equest the BCRA for authorization to pay dividends for 50,401,015 (in nominal amounts).
On May 31, 2023, the BCRA approved the distribution of 50,401,015 as dividends which will be paid in kind through the delivery of 49,524,433,015 Argentine discount government bills in Argentine pesos (in nominal values), adjusted by CER and maturing on November 23, 2023 (ISIN ARARGE520DT9) Ticker X23N3 (Caja de Valores code 9197), and decided that dividends should be paid based on the following schedule:

2023
No. Installment	Cut off Date	Payment Date	National Treasury Bill in Pesos adjusted by Cer. at discount. Maturity 11-23-23 Nominal value
1	June 22	June 27	8,254,072,169
2	July 17	July 20	8,254,072,169
3	August 3	August 8	8,254,072,169
4	September 5	September 8	8,254,072,169
5	October 2	October 5	8,254,072,169
6	October 27	November 1	8,254,072,169
As of December 31, 2023, the payment of dividends approved by the shareholders’ meetings for the fiscal years 2020, 2021 and 2022 was completed.